Business Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Business Segment Results
Business segment results for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking		Consumer and Business Banking				Payment Services
(Dollars in Millions)	2023	2022	2023		2022		2023		2022
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$6,129	$5,213	$8,331		$6,764		$2,702		$2,504
Noninterest income	4,143	3,561	1,662		1,536		4,056	(a)	3,794	(a)
Total net revenue	10,272	8,774	9,993		8,300		6,758		6,298
Noninterest expense	5,183	4,135	6,964		5,779		3,772		3,525
Income (loss) before provision and income taxes	5,089	4,639	3,029		2,521		2,986		2,773
Provision for credit losses	334	154	79		75		1,394		980
Income (loss) before income taxes	4,755	4,485	2,950		2,446		1,592		1,793
Income taxes and taxable-equivalent adjustment	1,190	1,122	738		612		398		449
Net income (loss)	3,565	3,363	2,212		1,834		1,194		1,344
Net (income) loss attributable to noncontrolling interests	—	—	—		—		—		—
Net income (loss) attributable to U.S. Bancorp	$3,565	$3,363	$2,212		$1,834		$1,194		$1,344

Average Balance Sheet
Loans	$175,780	$150,512	$161,862		$144,441		$38,471		$34,627
Other earning assets	6,615	4,771	2,388		3,117		97		634
Goodwill	4,682	3,634	4,466		3,250		3,327		3,305
Other intangible assets	1,007	365	5,265		3,784		350		423
Assets	202,642	169,554	179,103		160,174		44,292		41,072
Noninterest-bearing deposits	70,977	82,671	31,082		31,719		2,981		3,410
Interest-bearing deposits	199,780	175,345	189,148		163,190		103		162
Total deposits	270,757	258,016	220,230		194,909		3,084		3,572
Total U.S. Bancorp shareholders’ equity	22,362	18,159	16,016		12,678		9,310		8,233

	Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2023	2022	2023		2022
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$365	$365	$17,527		$14,846
Noninterest income	756	565	10,617	(b)	9,456	(b)
Total net revenue	1,121	930	28,144		24,302
Noninterest expense	2,954	1,467	18,873		14,906
Income (loss) before provision and income taxes	(1,833)	(537)	9,271		9,396
Provision for credit losses	468	768	2,275		1,977
Income (loss) before income taxes	(2,301)	(1,305)	6,996		7,419
Income taxes and taxable-equivalent adjustment	(788)	(602)	1,538		1,581
Net income (loss)	(1,513)	(703)	5,458		5,838
Net (income) loss attributable to noncontrolling interests	(29)	(13)	(29)		(13)
Net income (loss) attributable to U.S. Bancorp	$(1,542)	$(716)	$5,429		$5,825

Average Balance Sheet
Loans	$5,162	$3,993	$381,275		$333,573
Other earning assets	214,824	203,248	223,924		211,770
Goodwill	—	—	12,475		10,189
Other intangible assets	17	5	6,639		4,577
Assets	237,403	221,349	663,440		592,149
Noninterest-bearing deposits	2,728	2,594	107,768		120,394
Interest-bearing deposits	8,864	3,293	397,895		341,990
Total deposits	11,592	5,887	505,663		462,384
Total U.S. Bancorp shareholders’ equity	5,972	11,346	53,660		50,416
(a)Presented net of related rewards and rebate costs and certain partner payments of $3.0 billion and $2.9 billion for 2023 and 2022, respectively.
(b)Includes revenue generated from certain contracts with customers of $8.8 billion and $8.0 billion for 2023 and 2022, respectively.